Document and Entity Information	12 Months Ended
Dec. 31, 2011
Document Type	20-F
Amendment Flag	false
Document Period End Date	Dec. 31, 2011
Document Fiscal Period Focus	FY
Document Fiscal Year Focus	2011
Entity Registrant Name	Perfect World Co., Ltd.
Entity Central Index Key	0001403849
Current Fiscal Year End Date	--12-31
Entity Filer Category	Large Accelerated Filer
Trading Symbol	pwrd
Entity Well-known Seasoned Issuer	No
Entity Current Reporting Status	Yes
Common Class A [Member]
Entity Common Stock, Shares Outstanding	29,671,195
Common Class B [Member]
Entity Common Stock, Shares Outstanding	201,238,020